Form N-1A Cover	Mar. 21, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PACIFIC SELECT FUND
Entity Central Index Key	0000813900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 21, 2025
Large-Cap Growth Portfolio Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
International Large-Cap Portfolio Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Small-Cap Growth Portfolio Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Small-Cap Value Portfolio Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Large-Cap Core Portfolio Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Emerging Markets Portfolio Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
High Yield Bond Portfolio Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Managed Bond Portfolio Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Inflation Managed Portfolio Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Short Duration Bond Portfolio Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Large-Cap Value Portfolio Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Value Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Real Estate Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Mid-Cap Growth Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Small-Cap Equity Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Dividend Growth Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Technology Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Growth Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
International Small-Cap Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Diversified Bond Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Mid-Cap Value Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Pacific Dynamix - Conservative Growth Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Pacific Dynamix - Moderate Growth Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Pacific Dynamix - Growth Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
PD Large-Cap Growth Index Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Focused Growth Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
PD Large-Cap Value Index Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
PD Small-Cap Value Index Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
PD Small-Cap Growth Index Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
PD Aggregate Bond Index Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
PD High Yield Bond Market Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
PD International Large-Cap Index Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
PD Emerging Markets Index Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Health Sciences Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Mid-Cap Plus Bond Alpha Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
International Value Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Equity Index Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Small-Cap Index Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Portfolio Optimization Conservative Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Portfolio Optimization Moderate-Conservative - Class C shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Portfolio Optimization Moderate Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Portfolio Optimization Growth Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Portfolio Optimization Aggressive-Growth Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Emerging Markets Debt Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Floating Rate Income Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Value Advantage Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
PD 1-3 Year Corporate Bond Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Core Income Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
PSF Avantis Balanced Allocation Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
PD Mid-Cap Index Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Intermediate Bond Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Hedged Equity Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
International Growth Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Pacific Dynamix - Aggressive Growth Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Bond Plus Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
International Equity Plus Bond Alpha Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Large-Cap Plus Bond Alpha Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
QQQ Plus Bond Alpha Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Small-Cap Plus Bond Alpha Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Mid-Cap Growth Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Emerging Markets Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Managed Bond Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
PSF Avantis Balanced Allocation Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Pacific Dynamix - Aggressive Growth Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Pacific Dynamix - Conservative Growth Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Pacific Dynamix - Growth Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Pacific Dynamix - Moderate Growth Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Portfolio Optimization Aggressive-Growth Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Portfolio Optimization Conservative Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Portfolio Optimization Growth Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Portfolio Optimization Moderate Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Portfolio Optimization Moderate-Conservative Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Focused Growth Portfolio - Class D, Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Bond Plus Portfolio - Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	Oct. 15, 2024
Large-Cap Plus Bond Alpha Portfolio - Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	Oct. 15, 2024
QQQ Plus Bond Alpha Portfolio - Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	Oct. 15, 2024
Small-Cap Plus Bond Alpha Portfolio - Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	Oct. 15, 2024
International Equity Plus Bond Alpha Portfolio - Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	Oct. 15, 2024
ESG Diversified Portfolio - Class D Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
ESG Diversified Growth Portfolio - Class D Class I and Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
ESG Diversified Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
ESG Diversified Growth Portfolio - Class P shares [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Mid-Cap Growth Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Mid-Cap Growth Portfolio – At a meeting held on March 12, 2025, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved Federated MDTA LLC (“Federated”) to serve as the sub-adviser of the Mid-Cap Growth Portfolio effective May 1, 2025, replacing Delaware Investments Fund Advisers. The Board also approved an increase in the management fee waiver for the Mid-Cap Growth Portfolio effective with the approval of Federated.

In connection with these changes, certain principal investment strategies of the Mid-Cap Growth Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Mid-Cap Growth Portfolio may be sold and new investments purchased in accordance with recommendations by Federated. Pacific Life Fund Advisors LLC, the investment adviser to the Mid-Cap Growth Portfolio, may begin this transitioning prior to May 1, 2025 utilizing the principal investment strategies described below.

Emerging Markets Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Emerging Markets Portfolio – At a meeting held on March 12, 2025, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved Goldman Sachs Asset Management, L.P. (“GSAM”) to serve as the sub-adviser of the Emerging Markets Portfolio effective May 1, 2025, replacing Invesco Advisers, Inc. (“Invesco”) except with respect to certain holdings which will continue to be serviced by Invesco as described in the Trust’s Statement of Additional Information, as supplemented. The Board also approved a new management fee waiver for the Emerging Markets Portfolio effective with the approval of GSAM.

In connection with these changes, certain principal investment strategies of the Emerging Markets Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Emerging Markets Portfolio may be sold and new investments purchased in accordance with recommendations by GSAM. Pacific Life Fund Advisors LLC, the investment adviser to the Emerging Markets Portfolio, may begin this transitioning prior to May 1, 2025 utilizing the principal investment strategies described below.

PSF Avantis Balanced Allocation Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Dynamix - Aggressive Growth Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Dynamix - Conservative Growth Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Dynamix - Growth Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Dynamix - Moderate Growth Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Portfolio Optimization Aggressive-Growth Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Portfolio Optimization Conservative Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Portfolio Optimization Growth Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Portfolio Optimization Moderate Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Portfolio Optimization Moderate-Conservative Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Managed Bond Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Managed Bond Portfolio – At a meeting held on March 12, 2025, the Board of Trustees of Pacific Select Fund (the “Trust”) approved a name change for the Fund to Total Return Portfolio effective May 1, 2025. As a result, effective May 1, 2025, all references to “Managed Bond Portfolio” will be replaced with “Total Return Portfolio (formerly named Managed Bond Portfolio).”

Focused Growth Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

ESG Diversified Growth Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

ESG Diversified Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 21, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Bond Plus Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Value Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Value Advantage Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Technology Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Small-Cap Value Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Small-Cap Plus Bond Alpha Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Small-Cap Index Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Small-Cap Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Small-Cap Equity Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Short Duration Bond Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Real Estate Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
QQQ Plus Bond Alpha Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Portfolio Optimization Moderate-Conservative Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Portfolio Optimization Moderate Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Portfolio Optimization Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Portfolio Optimization Conservative Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Portfolio Optimization Aggressive-Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Pacific Dynamix - Moderate Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Pacific Dynamix - Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Pacific Dynamix - Conservative Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Pacific Dynamix - Aggressive Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
PSF Avantis Balanced Allocation Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
PD Small-Cap Value Index Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
PD Small-Cap Growth Index Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
PD Mid-Cap Index Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
PD Large-Cap Value Index Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
PD Large-Cap Growth Index Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
PD International Large-Cap Index Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
PD High Yield Bond Market Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
PD Emerging Markets Index Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
PD Aggregate Bond Index Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
PD 1-3 Year Corporate Bond Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Mid-Cap Value Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Mid-Cap Plus Bond Alpha Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Mid-Cap Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Managed Bond Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Large-Cap Value Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Large-Cap Plus Bond Alpha Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Large-Cap Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Large-Cap Core Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
International Value Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
International Small-Cap Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
International Large-Cap Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
International Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
International Equity Plus Bond Alpha Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Intermediate Bond Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Inflation Managed Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
High Yield Bond Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Hedged Equity Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Health Sciences Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Focused Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Floating Rate Income Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Equity Index Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Emerging Markets Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Emerging Markets Debt Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Dividend Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Core Income Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Diversified Bond Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
ESG Diversified Growth Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
ESG Diversified Portfolio - Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024 FOR CLASS P SHARES
Bond Plus Portfolio - Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED OCTOBER 15, 2024 FOR CLASS I and CLASS P SHARES
Large-Cap Plus Bond Alpha Portfolio - Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED OCTOBER 15, 2024 FOR CLASS I and CLASS P SHARES
QQQ Plus Bond Alpha Portfolio - Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED OCTOBER 15, 2024 FOR CLASS I and CLASS P SHARES
Small-Cap Plus Bond Alpha Portfolio - Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED OCTOBER 15, 2024 FOR CLASS I and CLASS P SHARES
International Equity Plus Bond Alpha Portfolio - Class I and Class P shares
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED MARCH 21, 2025 TO THE PACIFIC SELECT FUND PROSPECTUS DATED OCTOBER 15, 2024 FOR CLASS I and CLASS P SHARES